Non-Cash Share-Based Compensation (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Changes in Company's Ordinary Shares	A summary of the changes in the Company’s ordinary shares from December 31, 2019 through June 30, 2020 are as follows.

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested balance as of December 31, 2019	7,406,401	$0.62
Granted	—	0.00
Vested	(720,035)	0.52
Forfeited	(165,414)	0.69
Unvested balance as of June 30, 2020	6,520,952	$0.58

Summary of Non-Cash Share-Based Compensation Expense

Non-cash share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	For the Six Months Ended June 30,
	2020	2019
Research and development	$303	$29
General and administrative	265	187
	$568	$216